Long-Term Debt and Short-Term Borrowings (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Floating Rate UK Borrowing Due December 2015 USD ($)	Dec. 31, 2012 Floating Rate UK Borrowing Due December 2015 GBP (£)	Dec. 31, 2011 Floating Rate UK Borrowing Due December 2015 USD ($)	Dec. 31, 2012 Eurobond 750 Million Euros Issued July2007 USD ($)	Dec. 31, 2012 Eurobond 275 Million Euros Issued December2007 USD ($)	Dec. 31, 2012 Fixed rate Eurobond Due 2014 USD ($)	Dec. 31, 2012 Fixed rate Eurobond Due 2014 EUR (€)	Dec. 31, 2011 Fixed rate Eurobond Due 2014 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note due 2013 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note due 2013 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note due 2016 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note due 2016 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note due 2017 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note due 2017 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note due 2022 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note due 2022 USD ($)	Dec. 31, 2012 Fixed rate 30-year bond due 2037 USD ($)	Dec. 31, 2011 Fixed rate 30-year bond due 2037 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note which matured in 2012 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note which matured in 2012 USD ($)	Dec. 31, 2012 Floating rate Eurobond Due 2014 USD ($)	Dec. 31, 2012 Floating rate Eurobond Due 2014 EUR (€)	Dec. 31, 2011 Floating rate Eurobond Due 2014 USD ($)	Dec. 31, 2012 Fixed rate 30-year debenture due 2028 USD ($)	Dec. 31, 2011 Fixed rate 30-year debenture due 2028 USD ($)	Dec. 31, 2012 Floating rate note due 2041 USD ($)	Dec. 31, 2011 Floating rate note due 2041 USD ($)	Dec. 31, 2012 Floating rate note due 2044 USD ($)	Dec. 31, 2011 Floating rate note due 2044 USD ($)	Dec. 31, 2004 Floating rate note due 2044 USD ($)	Dec. 31, 2012 Various fixed and floating rate Other borrowings due 2013-2040 USD ($)	Dec. 31, 2011 Various fixed and floating rate Other borrowings due 2013-2040 USD ($)	Dec. 31, 2012 Current portion of long-term debt USD ($)	Dec. 31, 2011 Current portion of long-term debt USD ($)	Dec. 31, 2012 Commercial paper USD ($)	Dec. 31, 2011 Commercial paper USD ($)	Dec. 31, 2012 Other borrowings USD ($)	Dec. 31, 2011 Other borrowings USD ($)
Long-Term Debt
Principal amount				£ 66		$ 1,017	$ 366		€ 775		$ 850		$ 1,000		$ 650		$ 600		$ 750					€ 250		$ 330		$ 97		$ 59		$ 60
Interest rate - effective			1.34%	1.34%				4.30%	4.30%		4.42%		1.62%		1.10%		2.17%		5.73%				0.88%	0.88%		6.01%		0.00%		0.00%			0.36%
Total long-term debt	5,902	5,047	106		0			1,034		1,017	850	849	994	992	647	0	592	0	747	747	0	500	349		347	347	348	97	97	59	59		80	91	986	563
Long-term debt - excluding current portion - carrying value	4,916	4,484
Short-Term Borrowings and Current Portion of Long-Term Debt
Total short-term borrowings and current portion of long-term debt	1,085	682																																			0	0	99	119
Weighted-Average Effective Interest Rate
Short-term weighted-average effective interest rate	3.91%	4.32%																																	3.83%				4.70%
Long-term weighted-average effective interest rate	3.16%	3.76%
Maturities of long-term debt
2013	986
2014	1,481
2015	107
2016	994
2017	648
After 2017	1,686
Total	5,902	5,047	106		0			1,034		1,017	850	849	994	992	647	0	592	0	747	747	0	500	349		347	347	348	97	97	59	59		80	91	986	563
Floating rate note payments due in 2013	132
Floating rate note payments due in 2014	$ 97